FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule of Financial Expenses, Net

	Year ended December 31,
	2020	2019	2018

Income:

Foreign currency exchange differences	$-	$-	$47
Interest on cash equivalents and restricted deposits	278	359	184
Operating lease income	195	-	-
Other	131	96	-

	604	455	231
Expenses:

Bank commissions and others	51	38	19
Operating lease expenses	-	85	-
Foreign currency exchange differences	386	453	93

	437	576	112

Total financial (expenses) Income, net	$167	$(121)	$119